Financial risk management (Schedule of detailed information about maturity of convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 3,853,273	$ 3,548,059
Derivative liabilities	1,570,675	1,079,393
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	4,040,479	3,923,784
Debenture payable	37,389	37,509
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,492,556	2,451,614
Debenture payable	37,389	37,509
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,376,673	1,038,355
Debenture payable		0
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 171,250	433,815
Debenture payable		$ 0